Nuveen New York Municipal Value Fund
Portfolio of Investments May 31, 2023
(Unaudited)
NNY
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.1% (100.0% of Total Investments)
X 165,745,800 MUNICIPAL BONDS - 98.1%  (100.0% of Total Investments)
X 165,745,800
Consumer Staples - 3.3% (3.4% of Total Investments)
$ 1,100 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38
7/23 at 100.00 BBB $ 1,030,436
New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1:
530 5.625%, 6/01/35 No Opt. Call A- 543,446
3,440 5.750%, 6/01/43 No Opt. Call BBB- 3,561,122
500 TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal
2017 Series B, 5.000%, 6/01/25
No Opt. Call B- 492,010
Total Consumer Staples 5,627,014
Education and Civic Organizations - 16.9% (17.2% of Total Investments)
700 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Enterprise Charter School Project, Series 2011A,
7.500%, 12/01/40
7/23 at 100.00 CCC 622,685
1,250 Build New York City Resource Corporation, New York, Revenue Bonds,
City University of New York - Queens College, Q Student Residences,
LLC Project, Refunding Series 2014A, 5.000%, 6/01/43
6/24 at 100.00 Aa2 1,255,550
Build New York City Resource Corporation, New York,
Revenue Bonds, Classical Charter Schools Series 2023A:
100 4.500%, 6/15/43 6/31 at 100.00 BBB- 94,438
140 4.750%, 6/15/58 6/31 at 100.00 BBB- 128,439
1,015 Build New York City Resource Corporation, New York, Revenue Bonds,
KIPP New York City Public School Facilities, Canal West Project, Series
2022, 5.250%, 7/01/62
7/32 at 100.00 BBB- 1,025,992
Build New York City Resource Corporation, New York,
Revenue Bonds, South Bronx Charter School for
International Cultures and the Arts Project, Series 2013A:
265 5.000%, 4/15/33, 144A 7/23 at 100.00 BB+ 260,731
385 5.000%, 4/15/43, 144A 7/23 at 100.00 BB+ 360,556
230 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/40, 144A
12/30 at 100.00 N/R 187,452
515 Dormitory Authority of the State of New York, General Revenue Bonds,
Saint Johns University, Series 2013A, 5.000%, 7/01/44
7/23 at 100.00 A- 515,587
1,080 Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A, 5.000%, 7/15/50
7/32 at 100.00 BBB- 1,072,602
1,000 Dormitory Authority of the State of New York, Housing Revenue Bonds,
Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 - FGIC
Insured
No Opt. Call Baa2 1,049,540
Dormitory Authority of the State of New York, Revenue
Bonds, Icahn School of Medicine at Mount Sinai,
Refunding Series 2015A:
1,330 5.000%, 7/01/40 7/25 at 100.00 A- 1,349,498
2,180 5.000%, 7/01/45 7/25 at 100.00 A- 2,203,980
Dormitory Authority of the State of New York, Revenue
Bonds, New School University, Series 2015A:
1,820 5.000%, 7/01/45 7/25 at 100.00 A3 1,837,508
385 Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2022A, 4.000%, 7/01/47
7/32 at 100.00 A3 344,914
825 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 Aa2 838,307
2,385 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2016A, 5.000%, 7/01/39
7/26 at 100.00 Aa2 2,474,867
Dormitory Authority of the State of New York, Revenue
Bonds, New York University, Series 2018A:
1,000 5.000%, 7/01/40 7/28 at 100.00 Aa2 1,067,110
175 5.000%, 7/01/48 7/28 at 100.00 Aa2 185,105

Nuveen New York Municipal Value Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

NNY
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 2,000 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2019A, 5.000%, 7/01/42
7/29 at 100.00 Aa2 $ 2,149,420
2,625 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Green Series 2019B, 5.000%, 7/01/50
7/29 at 100.00 Aa1 2,793,578
670 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2022A, 4.000%, 7/01/42
7/32 at 100.00 Aa1 647,428
845 Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36,
144A
12/26 at 100.00 BB- 828,455
725 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 5.625%, 1/01/55
1/34 at 100.00 N/R 628,118
Hempstead Town Local Development Corporation, New
York, Revenue Bonds, Adelphi University Project, Series
2013:
100 5.000%, 9/01/38 9/23 at 100.00 A- 100,197
300 5.000%, 9/01/43 9/23 at 100.00 A- 300,426
Monroe County Industrial Development Corporation, New
York, Revenue Bonds, St. John Fisher College, Series
2011:
1,000 6.000%, 6/01/30 7/23 at 100.00 A- 1,002,150
1,000 6.000%, 6/01/34 7/23 at 100.00 A- 1,002,080
50 New Rochelle Corporation, New York, Local Development Revenue
Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/40
7/25 at 100.00 BBB 50,584
405 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A, 3.000%, 1/01/37 - AGM Insured
1/31 at 100.00 AA 347,336
3,000 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2009A,
0.000%, 3/01/40 - AGC Insured
No Opt. Call AA 1,383,750
500 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A,
4.000%, 3/01/45 - AGM Insured
9/30 at 100.00 AA 470,185
Total Education and Civic Organizations 28,578,568
Financials - 0.7% (0.7% of Total Investments)
1,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call A2 1,128,970
Total Financials 1,128,970
Health Care - 11.3% (11.5% of Total Investments)
Dormitory Authority of the State of New York, General
Revenue Bonds, Northwell Health Obligated Group,
Series 2022A:
1,430 4.000%, 5/01/45 5/32 at 100.00 A- 1,350,349
2,700 4.250%, 5/01/52 5/32 at 100.00 A- 2,486,430
1,000 5.000%, 5/01/52 5/32 at 100.00 A- 1,047,860
2,100 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2018A, 5.000%, 8/01/34
8/28 at 100.00 BBB- 2,078,454
Dormitory Authority of the State of New York, Revenue
Bonds, NYU Langone Hospitals Obligated Group, Series
2020A:
2,000 4.000%, 7/01/50 7/30 at 100.00 A+ 1,833,760
1,040 4.000%, 7/01/53 7/30 at 100.00 A+ 939,026
Dormitory Authority of the State of New York, Revenue
Bonds, Orange Regional Medical Center Obligated
Group, Series 2017:
225 5.000%, 12/01/24, 144A No Opt. Call BBB- 224,996
800 5.000%, 12/01/31, 144A 6/27 at 100.00 BBB- 805,608
800 5.000%, 12/01/36, 144A 6/27 at 100.00 BBB- 789,720

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Dutchess County Local Development Corporation, New
York, Revenue Bonds, Health Quest Systems, Inc. Project,
Series 2016B:
$ 1,460 4.000%, 7/01/41 7/26 at 100.00 BBB+ $ 1,273,412
2,000 5.000%, 7/01/46 7/26 at 100.00 BBB+ 1,906,620
290 Livingston County Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Nicholas H. Noyes Hospital, Series 2005, 6.000%,
7/01/30
7/23 at 100.00 N/R 290,487
480 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2017, 5.000%,
12/01/46
12/26 at 100.00 BBB+ 475,776
1,005 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A, 4.000%,
12/01/46
12/30 at 100.00 BBB+ 854,833
2,875 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group Project,
Refunding Series 2016, 5.000%, 11/01/46
11/25 at 100.00 BBB- 2,765,750
Total Health Care 19,123,081
Industrials - 2.3% (2.3% of Total Investments)
3,930 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 3,858,867
10 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-
CL2, 3.500%, 9/15/52
3/30 at 100.00 A2 7,541
Total Industrials 3,866,408
Long-Term Care - 0.3% (0.3% of Total Investments)
270 Dormitory Authority of the State of New York, Non-State Supported Debt,
Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006,
5.000%, 11/01/31
7/23 at 100.00 A1 271,966
100 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 N/R 82,605
90 Yonkers Industrial Development Agency, New York, Civic Facilities
Revenue Bonds, Special Needs Facilities Pooled Program Bonds, Series
2008-C1, 5.800%, 7/01/23, 144A
6/23 at 100.00 N/R 89,718
Total Long-Term Care 444,289
Materials - 0.3% (0.3% of Total Investments)
530 Build New York City Resource Corporation, New York, Solid Waste
Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014,
5.000%, 1/01/35, (AMT), 144A
1/25 at 100.00 N/R 536,238
Total Materials 536,238
Tax Obligation/General - 7.3% (7.4% of Total Investments)
1,000 Nassau County, New York, General Obligation Bonds, General
Improvement Bonds Series 2019B, 5.000%, 4/01/44 - AGM Insured
4/30 at 100.00 AA 1,080,590
5,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2022A, 4.125%, 4/01/47 - AGM Insured
4/32 at 100.00 AA 4,918,750
1,000 Nassau County, New York, General Obligation Bonds, General
Improvment Series 2016C, 5.000%, 4/01/35
4/26 at 100.00 AA- 1,040,370
1,000 New York City, New York, General Obligation Bonds, Fiscal 2014 Series
A-1, 5.000%, 8/01/26
8/23 at 100.00 AA 1,002,250
1,000 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
E-1, 5.000%, 3/01/40
3/28 at 100.00 AA 1,062,130
835 New York City, New York, General Obligation Bonds, Fiscal 2020
SeriesD-1, 4.000%, 3/01/50
3/30 at 100.00 AA 803,496
1,900 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1, 5.000%, 3/01/50
3/31 at 100.00 AA 2,027,167
409 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/41
7/31 at 103.00 N/R 342,574
Total Tax Obligation/General 12,277,327

Nuveen New York Municipal Value Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

NNY
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited - 17.6% (18.0% of Total Investments)
$ 1,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Bidding Group 1 Through 5, Series
2020A, 4.000%, 3/15/44
9/30 at 100.00 Aa1 $ 983,970
2,140 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2015B. Group A,B&C, 5.000%, 3/15/32
9/25 at 100.00 AA+ 2,227,077
3,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A Group C, 5.000%, 3/15/41
3/27 at 100.00 AA+ 3,153,900
2,500 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/28
11/25 at 100.00 BB 2,540,825
540 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/39
2/27 at 100.00 Aa2 565,461
1,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-1, 5.000%, 7/15/43
7/28 at 100.00 AA 1,061,500
2,465 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2020 Subseries S-1B, 4.000%, 7/15/43
7/29 at 100.00 AA 2,427,926
3,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40
7/25 at 100.00 AA 3,082,710
445 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/34
1/26 at 100.00 AA 464,963
1,525 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35
2/24 at 100.00 AAA 1,538,222
1,125 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series E-1, 5.000%, 2/01/39
2/27 at 100.00 AAA 1,190,194
1,685 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A, 5.000%, 3/15/45
9/32 at 100.00 AA+ 1,832,454
90 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Climate Certified Green Series 2022C, 5.000%, 3/15/53
9/32 at 100.00 AA+ 96,854
1,000 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose Group 1, Series 2019A, 4.000%,
3/15/48
9/28 at 100.00 Aa1 970,710
2,000 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020C, 4.000%, 3/15/49
9/30 at 100.00 Aa1 1,934,300
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
6,509 0.000%, 7/01/51 7/28 at 30.01 N/R 1,296,267
3,218 5.000%, 7/01/58 7/28 at 100.00 N/R 3,082,651
17 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53
7/28 at 100.00 N/R 15,216
1,030 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A, 4.000%, 5/15/51
5/32 at 100.00 AA+ 976,420
355 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Senior Lien Bonds, Series 2022C, 4.125%, 5/15/52
5/32 at 100.00 AA+ 341,570
Total Tax Obligation/Limited 29,783,190
Transportation - 21.6% (22.0% of Total Investments)
1,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2019A-1, 5.000%,
11/15/48, (Mandatory Put 11/15/24)
No Opt. Call A3 1,513,605
970 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.000%, 11/15/50
5/30 at 100.00 A3 990,525
1,315 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2015F, 5.000%, 11/15/32
11/25 at 100.00 A3 1,344,969
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2013E:
1,235 5.000%, 11/15/38 11/23 at 100.00 A3 1,208,942
1,800 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014D-1, 5.000%, 11/15/39
11/24 at 100.00 A3 1,806,066
New York City Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Bronx Parking Development
Company, LLC Project, Series 2007:
2,000 5.750%, 10/01/37 (4) 7/23 at 100.00 N/R 1,600,000
1,500 2.350%, 10/01/46 (4) 7/23 at 100.00 N/R 1,200,000

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
New York Transportation Development Corporation, New
York, Facility Revenue Bonds, Thruway Service Areas
Project, Series 2021:
$ 290 4.000%, 10/31/46, (AMT) 10/31 at 100.00 BBB- $ 249,719
2,390 4.000%, 4/30/53, (AMT) 10/31 at 100.00 BBB- 1,979,518
3,815 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.250%, 1/01/50, (AMT)
7/24 at 100.00 Baa2 3,800,579
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
655 5.000%, 8/01/26, (AMT) 6/23 at 100.00 B 655,805
2,625 5.000%, 8/01/31, (AMT) 6/23 at 100.00 B 2,628,544
105 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 B 106,016
290 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020A, 5.000%, 12/01/37, (AMT)
12/30 at 100.00 Baa1 301,072
340 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020C, 5.000%, 12/01/35
12/30 at 100.00 Baa1 369,182
1,785 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022, 5.000%, 12/01/35, (AMT)
12/32 at 100.00 Baa1 1,898,847
New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia
Airport Terminals C&D Redevelopment Project, Series
2018:
2,000 5.000%, 1/01/27, (AMT) No Opt. Call Baa3 2,057,020
400 5.000%, 1/01/28, (AMT) No Opt. Call Baa3 413,776
850 5.000%, 1/01/31, (AMT) 1/28 at 100.00 Baa3 877,600
400 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020, 5.000%, 10/01/40, (AMT)
10/30 at 100.00 Baa3 405,284
3,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Ninth Series 2015, 5.000%, 5/01/40
5/25 at 100.00 AA- 3,071,520
1,575 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43
12/23 at 100.00 AA- 1,583,206
1,930 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Eleventh Series 2018, 4.000%, 9/01/43
9/28 at 100.00 AA- 1,908,693
800 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Fifth Series 2017, 5.000%, 11/15/42
11/27 at 100.00 AA- 849,080
1,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twentieth Series 2019, 4.000%, 11/01/59, (AMT)
11/29 at 100.00 AA- 906,150
525 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2017A, 5.000%,
11/15/47
5/27 at 100.00 AA- 546,961
2,000 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, Refunding Series 2018C, 5.000%, 11/15/37
11/28 at 100.00 AA- 2,164,860
Total Transportation 36,437,539
U.S. Guaranteed - 1.0% (1.1% of Total Investments) (5)
Dormitory Authority of the State of New York, Lease
Revenue Bonds, State University Dormitory Facilities,
Series 2015A:
235 5.000%, 7/01/31, (Pre-refunded 7/01/25) 7/25 at 100.00 Aa3 243,679
265 5.000%, 7/01/33, (Pre-refunded 7/01/25) 7/25 at 100.00 Aa3 274,786
Dormitory Authority of the State of New York, Revenue
Bonds, New School University, Series 2015A:
135 5.000%, 7/01/45, (Pre-refunded 7/01/25) 7/25 at 100.00 N/R 139,848

Nuveen New York Municipal Value Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

NNY
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (5) (continued)
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2013E:
$ 1,100 5.000%, 11/15/31, (Pre-refunded 11/15/23) 11/23 at 100.00 A3 $ 1,108,030
Total U.S. Guaranteed 1,766,343
Utilities - 15.5% (15.8% of Total Investments)
300 Buffalo Municipal Water Finance Authority, New York, Water System
Revenue Bonds, Refunding Series 2015A, 5.000%, 7/01/29
7/25 at 100.00 A+ 309,426
420 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 A 422,793
580 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2016B, 5.000%, 9/01/46
9/26 at 100.00 A 599,871
3,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Adjustable Rate Series BB-1, 5.000%, 6/15/46
6/27 at 100.00 AA+ 3,161,670
2,200 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series EE, 4.000%, 6/15/42
6/30 at 100.00 AA+ 2,200,022
1,145 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2023
Series AA-1, 5.250%, 6/15/52
12/32 at 100.00 AA+ 1,273,263
2,500 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York
City Municipal Water Finance Authority Projects, Second Resolution
Subordinated SRF Series 2015A, 5.000%, 6/15/40
6/25 at 100.00 AAA 2,556,375
4,300 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017E, 5.000%, 6/15/47
6/27 at 100.00 AAA 4,524,460
New York State Environmental Facilities Corporation,
State Clean Water and Drinking Water Revolving
Funds Revenue Bonds, New York City Municipal Water
Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2018B:
500 5.000%, 6/15/43 6/28 at 100.00 AAA 536,965
1,000 5.000%, 6/15/48 6/28 at 100.00 AAA 1,066,280
1,895 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2022A, 5.000%, 6/15/51
6/32 at 100.00 AAA 2,070,193
2,000 New York State Environmental Facilities Corporation, State Revolving
Funds Revenue Bonds, Green Series 2022B, 5.250%, 9/15/52
9/32 at 100.00 AAA 2,237,280
500 Niagara Area Development Corporation, New York, Solid Waste Disposal
Facility Revenue Refunding Bonds, Covanta Energy Project, Series
2018A, 4.750%, 11/01/42, (AMT), 144A
7/23 at 100.00 B1 434,555
775 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 N/R 746,604
Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2013TE:
2,000 5.000%, 12/15/34 12/23 at 100.00 AAA 2,017,400
2,005 5.000%, 12/15/41 12/23 at 100.00 AAA 2,019,676
Total Utilities 26,176,833
Total Long-Term Investments
(cost $165,632,432) 165,745,800
Other Assets & Liabilities, Net - 1.9% 3,158,367
Net Assets Applicable to Common Shares - 100% $ 168,904,167

a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 165,745,800 $ – $ 165,745,800
Total
$ – $ 165,745,800 $ – $ 165,745,800
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax